Income Taxes (Details) - Schedule of Statutory Federal Income Tax Rate	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Statutory federal income taxes	21.00%	21.00%	21.00%
Valuation allowance	(21.00%)	(21.00%)	(21.00%)
Effective income tax rate, net